Combined carve-out statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 14,758,426	$ 3,773,243	$ 7,732,494
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	302,962	43,070	1,465,858
Share-based compensation	286,080	0	0
Gain on sale of vessel	(10,230,210)	0	0
Amortization for deferred financing costs	2,811	33,740	19,600
Changes in operating assets and liabilities:
Trade accounts receivable	(1,387,900)	77,430	635,153
Other receivables	(128,901)	199,855	(64,311)
Due from related companies	(78,932)	(353,109)	(868)
Inventories	36,840	(343,650)	(17,140)
Prepaid expenses	(108,701)	(55,642)	(12,146)
Increase / (decrease) in:
Trade accounts payable	(604,515)	944,801	5,653
Accrued expenses	(191,790)	551,605	(89,541)
Deferred revenues	1,286,221	90,053	(378,093)
Net cash provided by operating activities	3,942,391	4,961,396	9,296,659
Cash flows from investing activities:
Cash paid for vessel acquisition and vessel improvements	(31,981,257)	(208,134)	(556,722)
Net proceeds from sale of vessel	12,875,487	0	0
Net cash used in investing activities	(19,105,770)	(208,134)	(556,722)
Cash flows from financing activities:
Proceeds from long-term bank loan	20,000,000	0	0
Repayment of long-term bank loan	0	(1,925,000)	(700,000)
Loan arrangement fees paid	(140,000)	0	0
Net transfers to former parent	0	(3,192,108)	(8,373,758)
Dividends paid	(1,182,979)	0	0
Net cash (used in) / provided by financing activities	18,677,021	(5,117,108)	(9,073,758)
Net (decrease) / increase in cash and cash equivalents	3,513,642	(363,846)	(333,821)
Cash, cash equivalents and restricted cash at beginning of year	129,541	493,387	827,208
Cash, cash equivalents and restricted cash at end of year	3,643,183	129,541	493,387
Cash breakdown
Cash and cash equivalents	3,343,183	129,541	493,387
Restricted cash, long term	300,000	0	0
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	3,643,183	129,541	493,387
Supplemental cash flow information:
Cash paid for interest	0	54,636	208,049
Non-cash investing activities:
Capital expenditures for vessel acquisition and vessel improvements included in liabilities	$ 0	$ 103,537	$ 0